New Covenant Growth Fund (Prospectus Summary): | New Covenant Growth Fund
NEW COVENANT GROWTH FUND

NEW COVENANT FUNDS
(the "Trust")

NEW COVENANT GROWTH FUND
NEW COVENANT INCOME FUND
NEW COVENANT BALANCED GROWTH FUND
NEW COVENANT BALANCED INCOME FUND
(each, a "Fund" and, together, the "Funds")

Supplement dated February 23, 2012 to the
Prospectus dated October 28, 2011

The following information supplements the disclosure contained in the current Prospectus for the Funds.

Change of Adviser

With respect to the New Covenant Growth Fund, the fourth paragraph in the sub-section titled "Principal Investment Strategies" in the section titled "Summary Section" is hereby deleted and replaced with the following:

SEI Investments Management Corporation ("SIMC," or the "Adviser") seeks to enhance performance and reduce market risk by strategically allocating the New Covenant Growth Fund's assets among multiple sub-advisers. The allocation is made based on the Adviser's desire for balance among differing investment styles and philosophies offered by the sub-advisers.

Change to Advisory Fees

The Board has approved changes to service providers to the Funds, some of which are currently effective, and some of which will be implemented in the upcoming weeks. The following fee tables reflect the fees that have been approved and which will be in effect once all service providers have converted, which is expected to be completed in early April.

With respect to the New Covenant Growth Fund, the sub-section titled "Fees and Expenses" in the section titled "Summary Section" is hereby deleted and replaced with the following:

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the New Covenant Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	New Covenant Growth Fund
Maximum Sales Load Imposed on Purchases	none
Maximum Deferred Sales Load	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Covenant Growth Fund
Management Fees		0.62%
Other Expenses		0.51%
Total Annual Fund Operating Expenses	[1]	1.13%
[1]	The expense information in this table has been restated to reflect the current fees and expenses of the New Covenant Growth Fund.

Example.

This Example is intended to help you compare the cost of investing in the New Covenant Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the New Covenant Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs for the New Covenant Growth Fund would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
New Covenant Growth Fund	115	359	622	1,375

Portfolio Turnover.

The New Covenant Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the New Covenant Growth Fund's performance. During the most recent fiscal year, the New Covenant Growth Fund's portfolio turnover rate was 44% of the average value of its portfolio.